Condensed Consolidated Statements Of Shareholders' Equity (Parenthetical) (USD $)	0 Months Ended	3 Months Ended								12 Months Ended
	Jul. 16, 2012	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Condensed Consolidated Statement Of Shareholders' Equity [Abstract]
Common Stock, Dividends, Per Share, Declared	$ 0.01	$ 0.015	$ 0.015	$ 0.015	$ 0.015	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.06	$ 0.04	$ 0.01